Segment Information - Summary of Revenues by Geographical Area (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Revenue	¥ 102,475	¥ 98,904	¥ 93,969
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [Member]
Disclosure of geographical areas [Line Items]
Revenue	67,923	63,730	61,222
Regional (Hong Kong, Macau and Taiwan) [Member]
Disclosure of geographical areas [Line Items]
Revenue	3,624	3,516	3,569
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	¥ 30,928	¥ 31,658	¥ 29,178